Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Strategic Municipal Income Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class A | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic Municipal Income Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class C | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class C | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Strategic Municipal Income Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Strategic Municipal Income Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Strategic Municipal Income Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Strategic Municipal Income Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class S | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class S | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Strategic Municipal Income Fund - Class S | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Columbia Strategic Municipal Income Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic Municipal Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%